LIABILITIES TO BANKS AND OTHERS (Tables) - Liabilities to banks and others [Member]	12 Months Ended
Dec. 31, 2015
Schedule of Long-term Debt Instruments [Table Text Block]
a.	Composition:

	December 31, 2015	Linkage Basis	Long-term liabilities	Current maturities	Total long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
	Interest rate		December 31, 2015			December 31, 2014
	%

	2.64-5.85	NIS - Unlinked	$139,223	$36,378	$102,845	$108,203

Total			$139,223	$36,378	$102,845	$108,203

Schedule of Maturities of Long-term Debt [Table Text Block]
b.	Maturity dates:

	December 31,
	2014	2015

First year (current maturities)	$26,127	$36,378
Second year	31,512	33,263
Third year	28,393	27,521
Fourth year	22,631	18,923
Fifth year and thereafter	25,666	23,138

Total	$134,329	$139,223